GREAT NORTHERN INSURED ANNUITY CORPORATION
                         GNA VARIABLE INVESTMENT ACCOUNT

                                POST SUBSTITUTION
                       SUPPLEMENT DATED DECEMBER 12, 1997
                                       TO
                          PROSPECTUS DATED MAY 1, 1997

         Great Northern Insured Annuity Corporation ("GNA") made the following substitutions of shares held by investment subdivisions of the GNA Variable Investment Account (the "Account"):

      Before the Substitution                     After the Substitution
      Shares of Adjustable Rate Portfolio -       Shares of Income Fund -
      GNA  Variable  Series Trust                 GE Investments Funds, Inc.

      Shares of  Government  Portfolio  -         Shares  of  Income  Fund -
      GNA Variable Series Trust                   GE Investments Funds, Inc.

      Shares of Fixed Income  Portfolio -         Shares of Income Fund
      Variable Investment Trust                   GE Investments Funds, Inc.

      Shares of Growth Portfolio -                Shares of Premier Growth Equity Fund -
      GNA Variable Series Trust                   GE Investments Funds, Inc.

      Shares  of Value  Portfolio  -              Shares of Value  Equity  Fund - GNA
      Variable Series Trust                       GE Investments Funds, Inc.

      Shares of International Equity Portfolio -  Shares of International
      Equity Fund Variable Investment Trust       GE Investments Funds, Inc.

      Shares of U.S. Equity Portfolio -           Shares of U.S. Equity Fund -
      Variable Investment Trust                   GE Investments Funds, Inc.

      Shares of Money  Market  Portfolio  -       Shares of Money  Market Fund
      Variable Investment Trust                   GE Investments Funds, Inc.

         The foregoing substitutions were carried out pursuant to an order of the Securities and Exchange Commission issued on December 11, 1997, with the approval of any necessary department of insurance. The effect of such a share substitution was to replace certain portfolios of GNA Variable Series Trust and Variable Investment Trust with those of GE Investments Funds, Inc. as investment options under the Contracts described in your May 1, 1997, prospectus.

         The investment objectives of the substituted funds are as follows:

      ------------------------------------------- ---------------------------------------------------------------
      Income Fund -                               Seeks to provide maximum income consistent with prudent
      GE Investments Funds, Inc.                  investment management and preservation of capital by
                                                  investing primarily in income-bearing debt securities and
                                                  other income-bearing instruments.
      ------------------------------------------- ---------------------------------------------------------------
      Premier Growth Equity Fund -                Seeks to provide long-term growth of capital as well as
      GE Investments Funds, Inc.                  future (rather than current) income.  The portfolio seeks to achieve its objective by investing primarily in
                                                  growth-oriented equity securities.
      ------------------------------------------- ---------------------------------------------------------------
      Value Equity Fund -                         Seeks to provide long-term growth of capital.  The portfolio
      GE Investments Funds, Inc.                  seeks to achieve this objective by investing primarily in
                                                  common  stock and other equity
                                                  securities       that      are
                                                  under-valued  by the market at
                                                  the time of purchase and offer
                                                  above-average   potential  for
                                                  capital growth.
      ------------------------------------------- ---------------------------------------------------------------
      International Equity Fund -                 Seeks to provide long-term growth of capital.  The portfolio
      GE Investments Funds, Inc.                  seeks to achieve this objective by investing primarily in
                                                  foreign equity and equity-related securities.
      ------------------------------------------- ---------------------------------------------------------------
      U.S. Equity Fund -                          Seeks to provide long-term growth of capital.  The portfolio
      GE Investments Funds, Inc.                  seeks to achieve this objective by investing primarily in
                                                  equity securities of U.S. companies.
      ------------------------------------------- ---------------------------------------------------------------
      Money Market Fund -                         Seeks to provide the highest level of current income as is
      GE Investments Funds, Inc.                  consistent with high liquidity and safety of principal by
                                                  investing in various types of good quality money market
                                                  securities.
      ------------------------------------------- ---------------------------------------------------------------

         Each participant affected by the substitution has been sent a written notice informing them that the substitutions were carried out and that they may make one transfer of all amounts under a Certificate invested in any one of the affected variable sub-accounts to another variable sub-account before January 16, 1998, without such transfer counting as one of the six free transfers permitted in each certificate year. GNA will not exercise any rights reserved under any Certificate to impose additional restrictions on transfers relating to the variable Sub-accounts until at least thirty (30) days after the substitutions.

Because the substitution resulted in the GE Investments Funds, Inc. portfolios replacing all of the GNA Variable Series Trust and Variable Investment Trust portfolios as described above, all references to the GNA Variable Series Trust and/or any of its portfolios and the Variable Investment Trust and/or any of its portfolios are hereby deleted and replaced with the GE Investments Funds, Inc. and/or its portfolios.

Accordingly, the third paragraph on the cover of the prospectus is deleted and replaced with the following:

         The assets of each Sub-account are invested in shares of GE Investments Funds, Inc., a mutual fund with six investment portfolios available under the Contract (the Money Market Fund, the International Equity Fund, the Value Equity Fund, the Income Fund, the U.S. Equity Fund, and the Premier Growth Equity
Fund)(see the accompanying Prospectus of the Fund). Fixed Certificate Values may be accumulated under Fixed Guarantee Periods for a specified number of years ranging from one to ten.

The first paragraph of Investment Options subsection is deleted and replaced with the following:

     Purchase payments may be allocated among the sixteen investment options currently available under the Contract: six Variable Sub-accounts and ten Fixed Guarantee Periods. The Variable Sub-accounts invest in shares of a corresponding
Portfolio:  the Money  Market Fund,  the  International  Equity Fund,  the Value
Equity Fund, the Income Fund, the U.S. Equity Fund, and the Premier Growth Equity Fund of the GE Investments Funds, Inc. (see the accompanying Prospectus of the Fund).

The table under Portfolio Annual Expenses is deleted and replaced by the following:

                                                                                              Total Annual Expenses
Portfolio                                    Management Fees            Other Expenses
Money Market Fund                                  .10%                      .05%                      .15%
International Equity Fund                         1.00%                      .50%                      1.50%
Value Equity Fund                                  .65%                      .26%                      .91%
Income Fund                                        .50%                      .25%                      .75%
U.S. Equity Fund                                   .55%                      .25%                      .80%
Premier Growth Equity Fund*                        .65%                      .16%                      .81%

* This portfolio had not yet commenced operations as of December 31, 1996. Therefore, the fees and expenses for this portfolio are estimates. Actual expenses may be greater or less than those shown.

The table in the Example subsection is deleted and replaced with the following:

A Participant would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the Participant:

                                  surrendered his or her Certificate at    annuitized or did not surrender his
                                  the end of the applicable                or her Certificate at the end of the
                                  period:                                  applicable
                                                                           period:
                                  --------------------------------------   -------------------------------------
           Portfolio               1 Year    3 Year    5 Year    10 Year    1 Year    3 Year    5 Year   10 Year
           ---------                 ----     -----     -----      -----     -----     -----      ----      ----
Money Market Fund                   $61       $86       $105      $191       $16       $51       $88      $191
International Equity Fund           $75       $127      $173      $328       $30       $91       $156     $328
Value Equity Fund                   $69       $110      $144      $270       $24       $74       $126     $270
Income Fund                         $67       $105      $136      $254       $22       $69       $118     $254
U.S. Equity Fund                    $68       $106      $139      $259       $23       $71       $121     $259
Premier Growth Equity Fund          $68       $107      $139      $260       $23       $71       $121     $260

The first sentence of the third paragraph of the GNA Variable Investment Account subsection is deleted and replaced with the following:

There are currently six Variable Sub-accounts within the Separate Account available under the Contracts: the Money Market Sub-account, the International Equity Sub-account, the Value Equity Sub-account, the Income Sub-account, the U.S. Equity Sub-account, and the Premier Growth Sub-account.

The first two paragraphs of THE FUNDS section are deleted and replaced with the following:

The assets of each Variable Sub-account of the Separate Account are invested in shares of a corresponding Portfolio: the Money Market Fund, the International Equity Fund, the Value Equity Fund, the Income Fund, the U.S. Equity Fund, and the Premier Growth Equity Fund of the GE Investments Funds, Inc. GE Investments Funds, Inc. is registered under the 1940 Act as an open-end management investment company. Each of the Portfolios is diversified for purposes of the 1940 Act.

The investment adviser of GE Investments Funds, Inc. is GE Investment Management Incorporated ("GEIM"), a wholly-owned subsidiary of General Electric Company ("GE"). Pursuant to its investment advisory agreements and subject to its board of directors, GEIM has retained NWQ Investment Management Company ("NWQ") as the investment sub-adviser to provide day-to-day portfolio management to the Value Equity Fund.

The following investment objective of each portfolio is added to the third paragraph of THE FUND section:

The Income Fund. The investment objective of the Income Fund is to provide maximum income consistent with prudent investment management and preservation of capital by investing primarily in income-bearing debt securities and other income-bearing instruments.

The Premier Growth Equity Fund. The investment objective of the Premier Growth Equity Fund is to provide long-term growth of capital as well as future (rather than current) income. The portfolio seeks to achieve its objective by investing primarily in growth-oriented equity securities.

The Value Equity Fund. The investment objective of the Value Equity Fund is to provide long-term growth of capital. The portfolio seeks to achieve this objective by investing primarily in common stock and other equity securities that are under-valued by the market at the time of purchase and offer above-average potential for capital growth.

The International Equity Fund. The investment objective of the International Equity Fund is to provide long-term growth of capital. The portfolio seeks to achieve this objective by investing primarily in foreign equity and equity-related securities.

The U.S. Equity Fund. The investment objective of the U.S. Equity Fund is to provide long-term growth of capital. The portfolio seeks to achieve this objective by investing primarily in equity securities of U.S. companies.

Money Market Fund. The investment objective of the Money Market Fund is to provide the highest level of current income as is consistent with high liquidity and safety of principal by investing in various types of good quality money market securities.

                        This supplement should be retained with the prospectus for future reference.